1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Concentrations) - Total Revenues [Member]	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Concentration risk percentage	100.00%	100.00%
Customer A [Member]
Concentration risk percentage	16.00%	23.00%
Customer B [Member]
Concentration risk percentage	1.00%	15.00%
Customer C [Member]
Concentration risk percentage	12.00%	11.00%
All others [Member]
Concentration risk percentage	71.00%	51.00%